FINANCIAL INSTRUMENTS - Liquidity Risk Management (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	$ 127,526,000
Borrowings	159,107,000
Lease liabilities	173,920,000
Other financial liabilities	243,015,000
Financial liabilities	703,568,000
Nominal value of contingent consideration	107,920,000	$ 69,005,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	0
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	57,849,000
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	124,545,000
Borrowings	157,654,000
Lease liabilities	48,389,000
Other financial liabilities	80,170,000
Financial liabilities	410,758,000
2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	1,585,000
Borrowings	738,000
Lease liabilities	35,102,000
Other financial liabilities	90,383,000
Financial liabilities	127,808,000
2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	686,000
Borrowings	715,000
Lease liabilities	24,037,000
Other financial liabilities	42,051,000
Financial liabilities	67,489,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	710,000
Borrowings	0
Lease liabilities	66,392,000
Other financial liabilities	30,411,000
Financial liabilities	$ 97,513,000